Certain Long-Duration Contracts (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 44,750	$ 40,503
Bonds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	5,634	5,117
Domestic equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	35,277	31,618
International equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	2,614	2,447
Total mutual funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	43,525	39,182
Money market funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 1,225	$ 1,321